Unaudited Condensed Consolidated Balance Sheets		Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)
Current Assets
Cash		$ 7,359,109	$ 10,437,580
Short-term investments		795,000	780,000
Accounts receivable, net		3,178,548	3,286,330
Advance to vendors		781,628	2,593,887
Loans receivable – current		5,156,070	287,829
Prepaid expenses and other current assets, net		578,260	507,336
Total current assets		17,848,615	17,892,962
Non-current assets
Long-term investment		276,997
Property and equipment, net		29,938	34,431
Intangible assets, net		28,752,921	6,505,792
Operating lease right-of-use assets		954,342	954,771
Loans receivable – noncurrent			447,505
Advance to vendor – noncurrent		1,858,357	1,020,874
Other non-current assets, net		6,313	262,986
Total non-current assets		31,878,868	9,226,359
Total Assets		49,727,483	27,119,321
Current Liabilities
Short-term bank loans		1,931,933	2,442,609
Loans from third parties		22,852	22,615
Accounts payable		1,944,374	531,091
Advance from customers		1,025,481	345,838
Tax payable – current		4,589	1,555,059
Accrued expenses and other liabilities		553,299	555,440
Operating lease liabilities – current		318,824	293,040
Total current liabilities		5,801,352	5,745,692
Non-current Liabilities
Operating lease liabilities – noncurrent		449,726	556,674
Tax payable – noncurrent		3,489,981
Warrant liability		1,028,821
Total non-current liabilities		4,968,528	556,674
Total Liabilities		10,769,880	6,302,366
Commitments
Equity:
Ordinary shares (US$0.000002 par value, 25,000,000,000 shares authorized, 28,545,468 and 25,926,155 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively)	[1]	57	52
Additional paid-in capital		23,061,726	16,035,229
Statutory reserves		1,086,591	368,271
Retained earnings		15,529,581	5,158,115
Accumulated other comprehensive (loss)		(578,311)	(604,182)
Total Global Mofy Metaverse Limited shareholders’ equity		39,099,644	20,957,485
Non-controlling interests		(142,041)	(140,530)
Total equity		38,957,603	20,816,955
Total liabilities and equity		$ 49,727,483	$ 27,119,321

[1]	Retrospectively restated for effect of stock split and share reorganization (see Note 11).